Derivatives Instruments (Tables)	12 Months Ended
Dec. 31, 2019
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of derivative instruments
	Year ended December 31,
	2019	2018	2017

Derivatives designated as cash flow hedging instruments :
Cost of revenues	$(25)	$18	$(63)
Sales and marketing	$(16)	$13	$(61)
General and administrative	$(6)	$6	$(24)

Total expenses (income)	$(47)	$37	$(148)